Note Commitments and Contingencies (Schedule of Direct Exposure to Puerto Rico Government by Maturity) (Detail) - PR Government Direct Exposure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	$ 483,580	$ 584,491
From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	36
From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	2
From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	4
From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	483,538
Outstanding Balance
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	483,580	529,339
Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	36
Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2
Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	483,538
Loans Member | Outstanding Balance
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	434,493	458,794
Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	434,493
Securities Investment Member | Outstanding Balance
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	49,087	$ 70,545
Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	36
Securities Investment Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2
Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	49,045
Within 1 year | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	16,478
Within 1 year | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	16,478
Within 1 year | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	13,183
Within 1 year | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	3,295
After 1 and within 5 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	2
After 1 and within 5 years | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	2
After 1 and within 5 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	208,389
After 1 and within 5 years | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2
After 1 and within 5 years | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2
After 1 and within 5 years | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	208,389
After 1 and within 5 years | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 1 and within 5 years | Loans Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 1 and within 5 years | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	192,904
After 1 and within 5 years | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2
After 1 and within 5 years | Securities Investment Member | Outstanding Balance | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	2
After 1 and within 5 years | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	15,485
After 5 to 10 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	7
After 5 to 10 years | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	4
After 5 to 10 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	135,608
After 5 to 10 years | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	7
After 5 to 10 years | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
After 5 to 10 years | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	135,608
After 5 to 10 years | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 5 to 10 years | Loans Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 5 to 10 years | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	106,368
After 5 to 10 years | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	7
After 5 to 10 years | Securities Investment Member | Outstanding Balance | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	4
After 5 to 10 years | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	29,240
After 10 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	27
After 10 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Total concentration of risk	123,063
After 10 years | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	27
After 10 years | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	123,063
After 10 years | Loans Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 10 years | Loans Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	122,038
After 10 years | Securities Investment Member | Outstanding Balance | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	27
After 10 years | Securities Investment Member | Outstanding Balance | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	$ 1,025